Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Expire date			2032
Research and development tax carryforwards U.S. federal			$ 4,829
Research and development tax carryforwards state			$ 2,285
Ownership percentage			50.00%
Deferred income tax liabilities			$ 1,940
Understatment of deferred income tax expenses benefit			1,940
Overstatment in deffered income tax liabilities			2,278
Understament of reported deferred income tax benefit			2,278
Deferred income tax Liabilities			338
Deferred income tax liabilities overstatment			338
Reduction of deferred income tax liabilities			1,940
Increase in deferred income tax benefit			$ 1,940
Uncertain tax position			50.00%
Unrecognized tax benefits			$ 1,028	$ 786
Net operating loss			$ 4,005
Effective income tax	0.00%	9.00%	2.20%	20.90%
Income tax benefit	$ 0	$ 4,653,000
U.S. federal [Member]
Income Taxes (Details) [Line Items]
U.S. federal net operating loss carryforward			$ 216,765
State [Member]
Income Taxes (Details) [Line Items]
state net operating loss carryforward			$ 7,974
Expration date [Member]
Income Taxes (Details) [Line Items]
Expire date			2040